Repossessed Assets	12 Months Ended
Dec. 31, 2017
Repossessed Assets [Abstract]
Repossessed Assets
Repossessed Assets

Repossessed assets include the following:

	December 31,
	2017	2016
	(Dollars in millions)
One-to-four family properties	$5	$11
Commercial properties	3	3
Total repossessed assets	$8	$14

The following schedule provides the activity for repossessed assets:

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Beginning balance	$14	$17	$19
Additions, net	18	19	29
Disposals	(14)	(19)	(24)
Net (write down) gain on disposal	(9)	(2)	—
Transfers out	(1)	(1)	(7)
Ending balance	$8	$14	$17